Intangible Assets - Additional Infomation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Impairment charges		¥ 0	¥ 0	¥ 0
Amortization of intangible assets	$ 331	2,307,000	307,000	¥ 35,000
Intangible assets with an indefinite useful life		¥ 0	¥ 0
Computer software and systems
Weighted average useful life of intangible assets	4 years 2 months 12 days	4 years 2 months 12 days	2 years 7 months 6 days	3 years
Computer software and systems | MLINK
Intangible asset generated from acquisition		¥ 8,000,000
Weighted average useful life of intangible assets	5 years	5 years